Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2024 and 2025, intangible assets, net consisted of the following:

	June 30, 2024	June 30, 2025
	RMB	RMB
Software	6,167,067	6,167,067
Less: accumulated amortization	(3,586,021)	(4,627,630)
	2,581,046	1,539,437

Schedule of Amortization of Intangible Assets

The following is a schedule, by years, of amortization of intangible assets as of June 30, 2025:

June 30, 2025
RMB
For the year ending June 30, 2026	540,134
For the year ending June 30, 2027	540,134
For the year ending June 30, 2028	312,995
For the year ending June 30, 2029	146,174
1,539,437